Leases (Details 1) $ in Thousands	Dec. 31, 2019 MXN ($)
Statement Line Items [Line Items]
Total future minimum lease payments	$ 27,419
2020 [Member]
Statement Line Items [Line Items]
Total future minimum lease payments	15,463
2021 [Member]
Statement Line Items [Line Items]
Total future minimum lease payments	8,617
2022 [Member]
Statement Line Items [Line Items]
Total future minimum lease payments	3,310
2023 [Member]
Statement Line Items [Line Items]
Total future minimum lease payments	$ 29